Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current taxes	$ 166,466	$ 106,561	$ 93,165
Prior years' benefits	(20)	(124)	(6,544)
Deferred income benefits	(70,387)	(23,708)	(18,822)
Tax expense	96,059	82,729	67,799
Tax expense alternative
Domestic	25,881	16,852	1,139
Foreign	70,178	65,877	66,660
Tax expense	$ 96,059	$ 82,729	$ 67,799